UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-08459
      ---------------------------------------------------------------------

                       CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse International Focus Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                       CREDIT | ASSET
                                                       SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS

Annual Report

October 31, 2005


      o  CREDIT SUISSE
         INTERNATIONAL FOCUS FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 28, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                               PERFORMANCE
Common Class 1                                                      20.00%
Advisor Class 1                                                     19.48%
Class A 1,2                                                         19.70%
Class B 1,2                                                         18.84%
Class C 1,2                                                         18.81%
Morgan Stanley Capital International EAFE Index 3                   18.59%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: GLOBAL GROWTH SUPPORTS BROAD RALLY

      The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Most foreign markets outpaced the US, at least in local-currency terms, helped in part by a more supportive interest rate backdrop. A late-period surge in Japan's equity market contributed to the outperformance, amid signs that the world's second-largest economy might be coming back to life. Japan's political news and the prospects for reforms were supportive as well. Emerging markets as a group had overall strong returns, with many of these countries benefiting from high and rising commodity prices.

      From a sector standpoint, returns were broadly positive, with energy, industrials and materials companies outperforming. The technology and telecommunications sectors had positive yet lagging returns, reflecting in part weakness in certain European stocks in these areas. In terms of currency influences, a rebound in the US dollar vs. the euro and yen in 2005 eroded some of the gains achieved locally in Europe and Japan for dollar-based investors in the period.

STRATEGIC REVIEW: AIDED BY STOCK SELECTION IN JAPAN

      The Fund outperformed its benchmark for the period, aided by good stock selection in Japan. Standouts represented a variety of sectors, including Komatsu (1.9% of the Fund's net assets as of October 31, 2005), a manufacturer

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

of construction equipment with customers in Japan, the US, and China; Yamada Denki (2.8% of the Fund's net assets as of October 31, 2005), a retailer of electronics goods that has improved its competitive position; and Mitsubishi Corp. (3.6% of the Fund's net assets as of October 31, 2005), Japan's largest trading company, whose activities include the buying and selling of energy.

      Other good performers for the Fund included Samsung Heavy (1.2% of the net assets as of October 31, 2005), a South Korean ship builder with an order book geared to liquid natural gas (LNG) tankers. The Fund's exposure to Brazil and Mexico was also beneficial to its return in the period. On the negative side, relatively speaking, the Fund's European holdings as a group underperformed. Laggards included Royal Bank of Scotland (1.3% of the Fund's net assets as of October 31, 2005), which was hampered in part by acquisition worries, and Kingfisher (0.4% of the Fund's net assets as of October 31, 2005), a UK "do it yourself" retailer.

      In terms of noteworthy sector allocation, we ended the period with a modest overweighting in the industrials area. We began the period with a large overweighting in the sector, but reduced it on profit taking as certain holdings reached our price target. Within health care, we went from being underweighted to about neutrally positioned, adding to specific European pharmaceutical holdings such as GlaxoSmithKline (2.3% of the Fund's net assets as of October 31, 2005), based on our view of its valuation and product pipeline. We also established a position in Novo Nordisk (1.9% of the Fund's net assets as of October 31, 2005), a Denmark-based leader in diabetes treatments. We pared out exposure to energy late in the period, but remained overweighted. Also late in the period, we raised our exposure to the telecommunications sector, becoming overweighted for the first time in over a year based on stock-specific factors.


The Credit Suisse International Equity Team

Emily Alejos
Anne S. Budlong
Nancy Nierman

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE INTERNATIONAL FOCUS FUND 1 COMMON CLASS SHARES AND
                 THE MSCI EAFE INDEX 3 FROM INCEPTION (3/31/97).

                                  [LINE GRAPH]

                                Credit Suisse
                             International Focus
                               Fund 1 - Common
             Date                   Class             MSCI EAFE Index 3
           --------          -------------------      -----------------
             3/97                  $10,000                 $10,000
                                   $10,210                 $10,056
                                   $11,070                 $10,712
                                   $11,630                 $11,306
                                   $12,310                 $11,491
                                   $11,540                 $10,635
                                   $12,120                 $11,233
            10/97                  $11,060                 $10,372
                                   $10,650                 $10,269
                                   $10,450                 $10,361
                                   $10,702                 $10,837
                                   $11,509                 $11,535
                                   $12,359                 $11,893
                                   $12,727                 $11,989
                                   $12,884                 $11,934
                                   $12,601                 $12,027
                                   $12,768                 $12,152
                                   $11,195                 $10,649
                                   $10,702                 $10,325
            10/98                  $11,310                 $11,404
                                   $11,929                 $11,991
                                   $12,116                 $12,467
                                   $12,169                 $12,433
                                   $11,808                 $12,140
                                   $12,349                 $12,650
                                   $12,889                 $13,165
                                   $12,317                 $12,490
                                   $13,377                 $12,980
                                   $14,448                 $13,369
                                   $14,755                 $13,420
                                   $15,062                 $13,559
            10/99                  $15,667                 $14,069
                                   $17,362                 $14,561
                                   $19,704                 $15,871
                                   $18,606                 $14,865
                                   $20,241                 $15,268
                                   $19,572                 $15,863
                                   $18,409                 $15,031
                                   $17,784                 $14,667
                                   $18,672                 $15,244
                                   $18,288                 $14,608
                                   $18,661                 $14,738
                                   $17,476                 $14,023
            10/00                  $16,434                 $13,694
                                   $15,655                 $13,184
                                   $16,480                 $13,656
                                   $16,507                 $13,649
                                   $15,123                 $12,627
                                   $14,096                 $11,791
                                   $15,097                 $12,618
                                   $14,715                 $12,182
                                   $14,491                 $11,689
                                   $14,320                 $11,477
                                   $13,951                 $11,189
                                   $12,370                 $10,058
            10/01                  $12,634                 $10,315
                                   $12,871                 $10,696
                                   $13,045                 $10,760
                                   $12,808                 $10,189
                                   $12,834                 $10,261
                                   $13,626                 $10,821
                                   $13,573                 $10,899
                                   $13,560                 $11,047
                                   $12,992                 $10,612
                                   $11,594                 $ 9,565
                                   $11,621                 $ 9,545
                                   $10,196                 $ 8,523
            10/02                  $10,631                 $ 8,981
                                   $10,974                 $ 9,390
                                   $10,613                 $ 9,075
                                   $10,228                 $ 8,697
                                   $10,043                 $ 8,498
                                   $ 9,817                 $ 8,338
                                   $10,839                 $ 9,164
                                   $11,356                 $ 9,728
                                   $11,648                 $ 9,969
                                   $11,900                 $10,212
                                   $12,338                 $10,460
                                   $12,338                 $10,785
            10/03                  $13,187                 $11,457
                                   $13,253                 $11,714
                                   $14,162                 $12,629
                                   $14,362                 $12,809
                                   $14,483                 $13,107
                                   $14,603                 $13,186
                                   $14,122                 $12,899
                                   $14,162                 $12,955
                                   $14,349                 $13,244
                                   $13,908                 $12,816
                                   $14,041                 $12,875
                                   $14,282                 $13,214
            10/04                  $14,870                 $13,665
                                   $15,726                 $14,602
                                   $16,285                 $15,243
                                   $16,083                 $14,965
                                   $16,769                 $15,615
                                   $16,311                 $15,229
                                   $16,043                 $14,888
                                   $16,043                 $14,911
                                   $16,311                 $15,114
                                   $16,930                 $15,579
                                   $17,441                 $15,977
                                   $18,342                 $16,692
            10/05                  $17,844                 $16,205

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE INTERNATIONAL FOCUS FUND 1 ADVISOR CLASS SHARES AND
               THE MSCI EAFE INDEX 3,4 FROM INCEPTION (12/24/01).

                                  [LINE GRAPH]

                                Credit Suisse
                             International Focus
                              Fund 1 - Advisor
             Date                   Class             MSCI EAFE Index 3,4
           --------          -------------------      -------------------
            12/01                  $10,000                  $10,000
                                   $10,238                  $10,000
                                   $10,041                  $ 9,469
                                   $10,062                  $ 9,536
                                   $10,672                  $10,057
                                   $10,631                  $10,130
                                   $10,610                  $10,267
                                   $10,166                  $ 9,862
                                   $ 9,069                  $ 8,889
                                   $ 9,080                  $ 8,871
                                   $ 7,973                  $ 7,921
            10/02                  $ 8,304                  $ 8,347
                                   $ 8,563                  $ 8,727
                                   $ 8,289                  $ 8,434
                                   $ 7,978                  $ 8,083
                                   $ 7,823                  $ 7,898
                                   $ 7,647                  $ 7,749
                                   $ 8,444                  $ 8,517
                                   $ 8,837                  $ 9,041
                                   $ 9,065                  $ 9,265
                                   $ 9,262                  $ 9,491
                                   $ 9,593                  $ 9,721
                                   $ 9,582                  $10,023
            10/03                  $10,255                  $10,648
                                   $10,296                  $10,887
                                   $11,001                  $11,738
                                   $11,136                  $11,904
                                   $11,230                  $12,181
                                   $11,323                  $12,255
                                   $10,939                  $11,988
                                   $10,970                  $12,040
                                   $11,116                  $12,308
                                   $10,762                  $11,911
                                   $10,866                  $11,966
                                   $11,053                  $12,280
            10/04                  $11,490                  $12,700
                                   $12,154                  $13,571
                                   $12,573                  $14,167
                                   $12,417                  $13,908
                                   $12,937                  $14,512
                                   $12,584                  $14,153
                                   $12,376                  $13,837
                                   $12,365                  $13,858
                                   $12,563                  $14,047
                                   $13,041                  $14,479
                                   $13,426                  $14,849
                                   $14,112                  $15,513
            10/05                  $13,728                  $15,061

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE INTERNATIONAL FOCUS FUND 1 CLASS A SHARES 2,
          CLASS B SHARES 2, CLASS C SHARES 2 AND THE MSCI EAFE INDEX 3
                           FROM INCEPTION (11/30/01).

                                  [LINE GRAPH]


                                            Credit Suisse      Credit Suisse
                                            International      International
                         Credit Suisse      Focus Fund 1       Focus Fund 1
                         International        CLASS B 2          CLASS C 2
                         Focus Fund 1       (with maximum      (with maximum
                           CLASS A 2         contingent         contingent
                         (with maximum        deferred           deferred
             Date        sales charge)      sales charge)      sales charge)      MSCI EAFE Index 3
           --------      -------------      -------------      -------------      -----------------
            11/01           $ 9,425            $10,000            $10,000              $10,000
                            $ 9,546            $10,126            $10,126              $10,060
                            $ 9,373            $ 9,983            $ 9,932              $ 9,526
                            $ 9,382            $ 9,993            $ 9,942              $ 9,593
                            $ 9,961            $10,597            $10,546              $10,117
                            $ 9,923            $10,556            $10,505              $10,190
                            $ 9,932            $10,536            $10,485              $10,328
                            $ 9,517            $10,085            $10,034              $ 9,921
                            $ 8,494            $ 8,990            $ 8,949              $ 8,942
                            $ 8,513            $ 9,000            $ 8,959              $ 8,924
                            $ 7,471            $ 7,894            $ 7,863              $ 7,968
            10/02           $ 7,790            $ 8,222            $ 8,191              $ 8,397
                            $ 8,031            $ 8,478            $ 8,447              $ 8,779
                            $ 7,772            $ 8,194            $ 8,153              $ 8,485
                            $ 7,482            $ 7,876            $ 7,846              $ 8,131
                            $ 7,337            $ 7,733            $ 7,702              $ 7,945
                            $ 7,172            $ 7,549            $ 7,518              $ 7,795
                            $ 7,937            $ 8,337            $ 8,296              $ 8,568
                            $ 8,314            $ 8,726            $ 8,685              $ 9,095
                            $ 8,527            $ 8,941            $ 8,901              $ 9,320
                            $ 8,711            $ 9,126            $ 9,085              $ 9,547
                            $ 9,021            $ 9,454            $ 9,413              $ 9,779
                            $ 9,021            $ 9,443            $ 9,402              $10,083
            10/03           $ 9,650            $10,089            $10,048              $10,712
                            $ 9,689            $10,130            $10,089              $10,952
                            $10,359            $10,816            $10,775              $11,808
                            $10,496            $10,949            $10,908              $11,975
                            $10,583            $11,041            $11,000              $12,254
                            $10,661            $11,123            $11,072              $12,328
                            $10,311            $10,744            $10,703              $12,059
                            $10,350            $10,775            $10,734              $12,112
                            $10,476            $10,908            $10,857              $12,382
                            $10,155            $10,560            $10,519              $11,982
                            $10,243            $10,652            $10,611              $12,037
                            $10,428            $10,826            $10,785              $12,354
            10/04           $10,846            $11,256            $11,215              $12,776
                            $11,469            $11,902            $11,850              $13,652
                            $11,869            $12,311            $12,260              $14,252
                            $11,722            $12,147            $12,096              $13,991
                            $12,221            $12,659            $12,608              $14,599
                            $11,888            $12,301            $12,260              $14,238
                            $11,683            $12,086            $12,045              $13,919
                            $11,693            $12,086            $12,035              $13,940
                            $11,879            $12,270            $12,219              $14,131
                            $12,328            $12,721            $12,670              $14,565
                            $12,690            $13,100            $13,049              $14,937
                            $13,344            $13,755            $13,704              $15,606
            10/05           $12,983            $13,276            $13,325              $15,151


CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                  SINCE
                                       1 YEAR     5 YEARS       INCEPTION
                                       ------     -------       ---------
Common Class                           28.43%      0.97%          7.39%
Advisor Class                          27.68%        --           9.57%
Class A Without Sales Charge           27.97%        --           9.50%
Class A With Maximum Sales Charge      20.65%        --           7.81%
Class B Without CDSC                   27.06%        --           8.67%
Class B With Maximum CDSC              23.06%        --           8.46%
Class C Without CDSC                   27.07%        --           8.56%
Class C With Maximum CDSC              26.07%        --           8.56%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                  SINCE
                                       1 YEAR     5 YEARS       INCEPTION
                                       ------     -------       ---------
Common Class                           20.00%      1.66%          6.97%
Advisor Class                          19.48%        --           8.57%
Class A Without Sales Charge           19.70%        --           8.52%
Class A With Maximum Sales Charge      12.81%        --           6.88%
Class B Without CDSC                   18.84%        --           7.70%
Class B With Maximum CDSC              14.84%        --           7.50%
Class C Without CDSC                   18.81%        --           7.60%
Class C With Maximum CDSC              17.81%        --           7.60%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

_____________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 12.81%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 14.84%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 17.81%.

3 The Morgan Stanley Capital International EAFE Index (Europe, Australasia , Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

4 Performance for the index is not available for the period beginning 12/24/01 (commencement of operations). For that reason, performance is shown for the period beginning 1/1/02.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                           COMMON      ADVISOR
ACTUAL FUND RETURN                          CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                          ---------   ---------   ---------   ---------   ---------
Beginning Account
    Value 5/1/05                          $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
    Value 10/31/05                        $1,112.30   $1,109.20   $1,111.20   $1,106.80   $1,106.30
Expenses Paid per $1,000*                 $    8.47   $   10.63   $    9.31   $   13.28   $   13.27

HYPOTHETICAL 5% FUND RETURN
Beginning Account
    Value 5/1/05                          $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
    Value 10/31/05                        $1,017.19   $1,015.12   $1,016.38   $1,012.60   $1,012.60
Expenses Paid per $1,000*                 $    8.08   $   10.16   $    8.89   $   12.68   $   12.68

                                          COMMON      ADVISOR
                                           CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                          -------     -------     -------     -------     -------
Annualized Expense Ratios*                 1.50%       2.00%       1.75%       2.50%       2.50%


_____________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                    [BAR CHART]

Consumer Discretionary                         36.0%
Financials                                     22.1%
Information Technology                         11.7%
Industrials                                     9.5%
Materials                                       8.8%
Health Care                                     4.6%
Short-Term Investments                          3.2%
Telecommunication Services                      2.3%
Consumer Staples                                1.4%
Energy                                          0.4%

_____________
o Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS (96.2%)
ARGENTINA (2.7%)
OIL & GAS (2.7%)
    Repsol YPF SA ss.                                     216,256  $  6,437,918
                                                                   ------------

TOTAL ARGENTINA                                                       6,437,918
                                                                   ------------
BELGIUM (1.6%)
BEVERAGES (1.6%)
    InBev NV                                               98,830     3,945,782
                                                                   ------------

TOTAL BELGIUM                                                         3,945,782
                                                                   ------------

BRAZIL (1.3%)
METALS & MINING (1.3%)
    Companhia Vale do Rio Doce (CVRD) ADR                  74,559     3,081,523
                                                                   ------------

TOTAL BRAZIL                                                          3,081,523
                                                                   ------------

CANADA (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
    Rogers Communications, Inc. Class B                    85,400     3,373,863
                                                                   ------------

TOTAL CANADA                                                          3,373,863
                                                                   ------------

DENMARK (1.9%)
PHARMACEUTICALS (1.9%)
    Novo Nordisk AS Series B                               87,500     4,488,883
                                                                   ------------

TOTAL DENMARK                                                         4,488,883
                                                                   ------------

FRANCE (14.4%)
BANKS (2.3%)
    Societe Generale ss.                                   48,453     5,531,054
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    France Telecom SA* ss.                                217,720     5,657,025
                                                                   ------------

INSURANCE (2.0%)
    Axa ss.                                               169,234     4,899,151
                                                                   ------------

MEDIA (1.9%)
    Lagardere S.C.A. ss.                                   66,372     4,559,830
                                                                   ------------

OIL & GAS (2.7%)
    Total SA ss.                                           25,607     6,440,520
                                                                   ------------

PHARMACEUTICALS (1.0%)
    Sanofi-Aventis ss.                                     29,592     2,369,446
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
FRANCE
TEXTILES & APPAREL (2.1%)
    LVMH Moet Hennessy Louis Vuitton SA                    62,810  $  5,084,280
                                                                   ------------

TOTAL FRANCE                                                         34,541,306
                                                                   ------------

GERMANY (4.7%)
AEROSPACE & DEFENSE (0.6%)
    MTU Aero Engines Holding AG*                           46,647     1,355,000
                                                                   ------------

AUTO COMPONENTS (1.3%)
    Continental AG                                         39,497     3,019,421
                                                                   ------------

BANKS (0.7%)
    Bayerische Hypo-und Vereinsbank AG*                    63,337     1,769,408
                                                                   ------------

ELECTRIC UTILITIES (2.1%)
    E.ON AG* ss.                                           56,900     5,153,597
                                                                   ------------

TOTAL GERMANY                                                        11,297,426
                                                                   ------------

GREECE (1.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
    Hellenic Telecommunications Organization SA (OTE)*    178,310     3,673,529
                                                                   ------------

TOTAL GREECE                                                          3,673,529
                                                                   ------------

HONG KONG (2.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
    China Netcom Group Corp. ADR ss.                       89,850     2,851,839
                                                                   ------------

INDUSTRIAL CONGLOMERATES (1.0%)
    Hutchison Whampoa, Ltd.                               252,000     2,397,799
                                                                   ------------

TOTAL HONG KONG                                                       5,249,638
                                                                   ------------

HUNGARY (1.3%)
BANKS (1.3%)
    OTP Bank Rt.                                           84,388     3,052,554
                                                                   ------------

TOTAL HUNGARY                                                         3,052,554
                                                                   ------------

ITALY (3.9%)
BANKS (1.8%)
    SanPaolo IMI SpA ss.                                  309,495     4,466,337
                                                                   ------------

OIL & GAS (2.1%)
    Eni SpA ss.                                           187,139     5,006,459
                                                                   ------------

TOTAL ITALY                                                           9,472,796
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
JAPAN (21.5%)
AUTO COMPONENTS (1.2%)
    Bridgestone Corp.                                     137,000  $  2,798,428
                                                                   ------------

BANKS (2.7%)
    Bank of Yokohama, Ltd.                                806,000     6,562,713
                                                                   ------------

CHEMICALS (3.4%)
    Kuraray Company, Ltd. ss.                             278,500     2,643,898
    Shin-Etsu Chemical Company, Ltd.                      117,800     5,648,081
                                                                   ------------
                                                                      8,291,979
                                                                   ------------

DIVERSIFIED FINANCIALS (3.7%)
    Nikko Cordial Corp.                                   328,000     3,981,977
    ORIX Corp.                                             25,700     4,819,156
                                                                   ------------
                                                                      8,801,133
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    Omron Corp.                                           127,100     2,998,923
                                                                   ------------

HOUSEHOLD PRODUCTS (1.0%)
    Uni-Charm Corp.                                        55,500     2,506,916
                                                                   ------------

MACHINERY (1.9%)
    Komatsu, Ltd.                                         341,000     4,543,914
                                                                   ------------

SPECIALTY RETAIL (2.8%)
    Yamada Denki Company, Ltd. ss.                         74,900     6,615,962
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS (3.6%)
    Mitsubishi Corp.                                      444,300     8,640,351
                                                                   ------------

TOTAL JAPAN                                                          51,760,319
                                                                   ------------

MEXICO (1.1%)
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    America Movil SA de CV ADR, Series L                  103,200     2,709,000
                                                                   ------------

TOTAL MEXICO                                                          2,709,000
                                                                   ------------

NETHERLANDS (3.8%)
BANKS (2.3%)
    ABN AMRO Holding NV                                   232,690     5,500,806
                                                                   ------------

FOOD PRODUCTS (1.5%)
    Royal Numico NV*                                       87,167     3,528,475
                                                                   ------------

TOTAL NETHERLANDS                                                     9,029,281
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
NORWAY (1.0%)
BANKS (1.0%)
    DNB NOR ASA                                           244,300  $  2,498,357
                                                                   ------------

TOTAL NORWAY                                                          2,498,357
                                                                   ------------

SINGAPORE (1.3%)
BANKS (1.3%)
    United Overseas Bank, Ltd.                            376,556     3,070,953
                                                                   ------------

TOTAL SINGAPORE                                                       3,070,953
                                                                   ------------

SOUTH KOREA (1.2%)
MACHINERY (1.2%)
    Samsung Heavy Industries Company, Ltd.                220,890     2,835,418
                                                                   ------------

TOTAL SOUTH KOREA                                                     2,835,418
                                                                   ------------

SWEDEN (2.9%)
COMMUNICATIONS EQUIPMENT (1.4%)
    Telefonaktiebolaget LM Ericsson ss.                 1,051,000     3,443,450
                                                                   ------------

MACHINERY (1.5%)
    Sandvik AB ss.                                         75,280     3,622,157
                                                                   ------------

TOTAL SWEDEN                                                          7,065,607
                                                                   ------------

SWITZERLAND (4.0%)
BANKS (2.1%)
    UBS AG ss.                                             59,102     5,031,882
                                                                   ------------

PHARMACEUTICALS (1.9%)
    Novartis AG                                            83,458     4,482,625
                                                                   ------------

TOTAL SWITZERLAND                                                     9,514,507
                                                                   ------------

TAIWAN (1.4%)
METALS & MINING (0.8%)
    China Steel Corp.                                   2,382,450     1,884,588
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.6%)
    MediaTek, Inc.                                        160,600     1,389,458
                                                                   ------------

TOTAL TAIWAN                                                          3,274,046
                                                                   ------------

UNITED KINGDOM (21.1%)
BANKS (4.6%)
    Barclays PLC                                          242,740     2,405,941
    HSBC Holdings PLC                                     356,600     5,601,099
    Royal Bank of Scotland Group PLC                      109,211     3,024,703
                                                                   ------------
                                                                     11,031,743
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
UNITED KINGDOM
BEVERAGES (1.6%)
    SABMiller PLC                                         199,573  $  3,765,893
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Capita Group PLC                                      170,355     1,176,312
    Hays PLC                                            1,557,035     3,158,031
                                                                   ------------
                                                                      4,334,343
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    Cable & Wireless PLC                                1,506,905     3,073,540
                                                                   ------------

METALS & MINING (1.1%)
    BHP Billiton PLC                                      178,035     2,620,274
                                                                   ------------

OIL & GAS (2.3%)
    BP PLC                                                499,143     5,530,215
                                                                   ------------

PHARMACEUTICALS (3.6%)
    AstraZeneca PLC                                        71,209     3,186,008
    GlaxoSmithKline PLC                                   212,037     5,515,791
                                                                   ------------
                                                                      8,701,799
                                                                   ------------

SPECIALTY RETAIL (0.4%)
    Kingfisher PLC                                        236,792       888,955
                                                                   ------------

TOBACCO (2.1%)
    Imperial Tobacco Group PLC                            178,225     5,108,242
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    Vodafone Group PLC                                  2,153,514     5,654,882
                                                                   ------------

TOTAL UNITED KINGDOM                                                 50,709,886
                                                                   ------------

TOTAL COMMON STOCKS (Cost $179,822,287)                             231,082,592
                                                                   ------------

PREFERRED STOCKS (0.6%)
BRAZIL (0.6%)
METALS & MINING (0.6%)
    Companhia Vale do Rio Doce (CVRD) ADR
      (Cost $1,242,027)                                    38,800     1,431,720
                                                                   ------------

SHORT-TERM INVESTMENTS (21.5%)
    State Street Navigator Prime Fund ss.ss.           47,208,494    47,208,494

                                                          PAR
                                                         (000)
                                                       ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      2.850%, 11/01/05                                 $    4,413     4,413,000

TOTAL SHORT-TERM INVESTMENTS (Cost $51,621,494)                      51,621,494
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------
TOTAL INVESTMENTS AT VALUE (118.3%) (Cost $232,685,808)            $284,135,806

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.3%)                      (44,011,650)
                                                                   ------------

NET ASSETS (100.0%)                                                $240,124,156
                                                                   ============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


ASSETS
    Investments at value, including collateral for securities on loan
       of $47,208,494 (Cost $232,685,808) (Note 2)                                             $ 284,135,806 1
    Cash                                                                                           1,768,004
    Foreign currency at value (cost $3,411,249)                                                    3,387,929
    Receivable for investments sold                                                                2,844,730
    Dividend and interest receivable                                                                 520,178
    Receivable for fund shares sold                                                                  605,602
    Prepaid expenses and other assets                                                                 62,468
                                                                                               -------------
       Total Assets                                                                              293,324,717
                                                                                               -------------
LIABILITIES
    Advisory fee payable (Note 3)                                                                    202,701
    Administrative services fee payable (Note 3)                                                      33,270
    Shareholder servicing/Distribution fee payable (Note 3)                                           14,717
    Payable upon return of securities loaned (Note 2)                                             47,208,494
    Payable for investments purchased                                                              5,373,427
    Payable for fund shares redeemed                                                                 172,077
    Directors' fee payable                                                                             5,502
    Other accrued expenses payable                                                                   190,373
                                                                                               -------------
       Total Liabilities                                                                          53,200,561
                                                                                               -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                          18,106
    Paid-in capital (Note 6)                                                                     288,271,104
    Undistributed net investment income                                                            2,178,967
    Accumulated net realized loss on investments and foreign currency transactions              (101,794,159)
    Net unrealized appreciation from investments and foreign currency translations                51,450,138
                                                                                               -------------
       Net Assets                                                                              $ 240,124,156
                                                                                               =============
COMMON SHARES
    Net assets                                                                                 $ 202,441,521
    Shares outstanding                                                                            15,255,859
                                                                                               -------------
    Net asset value, offering price, and redemption price per share                            $       13.27
                                                                                               =============
ADVISOR SHARES
    Net assets                                                                                 $  17,848,060
    Shares outstanding                                                                             1,352,382
                                                                                               -------------
    Net asset value, offering price, and redemption price per share                            $       13.20
                                                                                               =============
A SHARES
    Net assets                                                                                 $  16,335,846
    Shares outstanding                                                                             1,229,206
                                                                                               -------------
    Net asset value and redemption price per share                                             $       13.29
                                                                                               =============
    Maximum offering price per share (net asset value/(1-5.75%))                               $       14.10
                                                                                               =============
B SHARES
    Net assets                                                                                 $   1,873,069
    Shares outstanding                                                                               143,411
                                                                                               -------------
    Net asset value and offering price per share                                               $       13.06
                                                                                               =============
C SHARES
    Net assets                                                                                 $   1,625,660
    Shares outstanding                                                                               124,951
                                                                                               -------------
    Net asset value and offering price per share                                               $       13.01
                                                                                               =============


--------------------------------------------------------------------------------
1     Including $44,941,865 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (Note 2)
    Dividends                                                                                  $   6,864,745
    Interest                                                                                         161,553
    Securities lending                                                                               259,011
    Foreign taxes withheld                                                                          (864,604)
                                                                                               -------------
      Total investment income                                                                      6,420,705
                                                                                               -------------
EXPENSES
    Investment advisory fees (Note 3)                                                              2,484,644
    Administrative services fees (Note 3)                                                            420,839
    Shareholder servicing/Distribution fees (Note 3)
      Advisor Class                                                                                   96,241
      Class A                                                                                         40,429
      Class B                                                                                         19,284
      Class C                                                                                         16,748
    Transfer agent fees (Note 3)                                                                     572,136
    Custodian fees                                                                                   150,442
    Registration fees                                                                                 75,497
    Audit fees                                                                                        37,558
    Printing fees (Note 3)                                                                            36,286
    Directors' fees                                                                                   18,762
    Insurance expense                                                                                  8,513
    Legal fees                                                                                         8,395
    Commitment fees (Note 4)                                                                           5,897
    Miscellaneous expense                                                                             21,534
                                                                                               -------------
      Total expenses                                                                               4,013,205
                                                                                               -------------
        Net investment income                                                                      2,407,500
                                                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS
      Net realized gain from investments                                                          26,457,938
      Net realized loss on foreign currency transactions                                            (187,004)
      Net change in unrealized appreciation (depreciation) from investments                       16,927,158
      Net change in unrealized appreciation (depreciation) from foreign currency translations        (67,221)
                                                                                               -------------
      Net realized and unrealized gain from investments and foreign currency related items        43,130,871
                                                                                               -------------
      Net increase in net assets resulting from operations                                     $  45,538,371
                                                                                               =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED                ENDED
                                                                                OCTOBER 31, 2005     OCTOBER 31, 2004
                                                                                ----------------     ----------------
FROM OPERATIONS
  Net investment income                                                         $      2,407,500     $      1,619,910
  Net realized gain on investments and foreign currency transactions                  26,270,934           46,197,447
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                                 16,859,937          (15,294,499)
                                                                                ----------------     ----------------
    Net increase in net assets resulting from operations                              45,538,371           32,522,858
                                                                                ----------------     ----------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                               (1,225,276)          (1,863,058)
    Advisor Class shares                                                                 (24,355)            (142,157)
    Class A shares                                                                       (52,794)            (100,769)
                                                                                ----------------     ----------------
    Net decrease in net assets resulting from dividends                               (1,302,425)          (2,105,984)
                                                                                ----------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                        15,735,224           81,975,079
  Reinvestment of dividends                                                            1,257,602            2,030,097
  Net asset value of shares redeemed                                                 (72,962,659) 1      (139,611,505) 2
                                                                                ----------------     ----------------
    Net decrease in net assets from capital share transactions                       (55,969,833)         (55,606,329)
                                                                                ----------------     ----------------
  Net decrease in net assets                                                         (11,733,887)         (25,189,455)
NET ASSETS
  Beginning of year                                                                  251,858,043          277,047,498
                                                                                ----------------     ----------------
  End of year                                                                   $    240,124,156     $    251,858,043
                                                                                ================     ================
  Undistributed net investment income                                           $      2,178,967     $      1,302,266
                                                                                ================     ================


--------------------------------------------------------------------------------
1     Net of $6,471 of redemption fees retained by the Fund.

2     Net of $13,800 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------------
                                                      2005          2004          2003          2002          2001
                                                    ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of year                $   11.12     $    9.94     $    8.07     $    9.59     $   14.98
                                                    ---------     ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.13 1        0.07 1        0.07 1        0.08 1        0.12
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                       2.09          1.19          1.85         (1.59)        (3.05)
                                                    ---------     ---------     ---------     ---------     ---------
      Total from investment operations                   2.22          1.26          1.92         (1.51)        (2.93)
                                                    ---------     ---------     ---------     ---------     ---------
REDEMPTION FEES                                          0.00 2        0.00 2        0.00 2          --            --
                                                    ---------     ---------     ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.07)        (0.08)        (0.05)        (0.01)        (0.12)
  Distributions from net realized gains                    --            --            --            --         (2.34)
                                                    ---------     ---------     ---------     ---------     ---------
      Total dividends and distributions                 (0.07)        (0.08)        (0.05)        (0.01)        (2.46)
                                                    ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                        $   13.27     $   11.12     $    9.94     $    8.07     $    9.59
                                                    =========     =========     =========     =========     =========

      Total return 3                                    20.00%        12.77%        24.04%       (15.85)%      (23.13)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $ 202,442     $ 211,788     $ 222,979     $ 218,897     $  30,657
    Ratio of expenses to average net assets              1.55%         1.60%         1.60%         1.47%         0.95%
    Ratio of net investment income
      to average net assets                              1.05%         0.69%         0.84%         0.88%         0.63%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 --          0.05%         0.09%         0.23%         0.66%
  Portfolio turnover rate                                  50%           91%          126%          150%          166%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2     This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------
                                                          2005          2004          2003          2002 1
                                                        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                  $   11.06     $    9.91     $    8.04     $    9.67
                                                        ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income 2                                    0.06          0.02          0.03          0.04
  Net gain (loss) on investments and foreign currency
  related items (both realized and unrealized)               2.09          1.17          1.85         (1.67)
                                                        ---------     ---------     ---------     ---------
      Total from investment operations                       2.15          1.19          1.88         (1.63)
                                                        ---------     ---------     ---------     ---------
REDEMPTION FEES                                                --            --            --          0.00 3
                                                        ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                      (0.01)        (0.04)        (0.01)           --
                                                        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                          $   13.20     $   11.06     $    9.91     $    8.04
                                                        =========     =========     =========     =========

      Total return 4                                        19.48%        12.04%        23.49%       (16.96)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $  17,848     $  20,706     $  35,302     $  43,395
    Ratio of expenses to average net assets                  2.05%         2.10%         2.10%         1.99% 5
    Ratio of net investment income
      to average net assets                                  0.55%         0.19%         0.38%         0.47% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     --          0.05%         0.09%         0.24% 5
  Portfolio turnover rate                                      50%           91%          126%          150%


--------------------------------------------------------------------------------
1     For the period December 24, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------
                                                          2005          2004          2003          2002 1
                                                        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                  $   11.14     $    9.97     $    8.07     $    9.77
                                                        ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income 2                                    0.10          0.05          0.07          0.07
  Net gain (loss) on investments and foreign currency
     related items (both realized and unrealized)            2.09          1.18          1.85         (1.77)
                                                        ---------     ---------     ---------     ---------
        Total from investment operations                     2.19          1.23          1.92         (1.70)
                                                        ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                      (0.04)        (0.06)        (0.02)           --
                                                        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                          $   13.29     $   11.14     $    9.97     $    8.07
                                                        =========     =========     =========     =========

        Total return 3                                      19.70%        12.40%        23.88%       (17.32)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $  16,336     $  15,740     $  16,106     $     114
    Ratio of expenses to average net assets                  1.80%         1.85%         1.85%         1.74% 4
    Ratio of net investment income to average net
        assets                                               0.80%         0.44%         0.79%         0.80% 4
    Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                   --          0.05%         0.09%         0.24% 4
  Portfolio turnover rate                                      50%           91%          126%          150%


--------------------------------------------------------------------------------
1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------
                                                          2005          2004          2003          2002 1
                                                        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                  $   10.99     $    9.85     $    8.04     $    9.77
                                                        ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss) 2                             0.01         (0.03)        (0.01)        (0.01)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)             2.06          1.17          1.82         (1.72)
                                                        ---------     ---------     ---------     ---------
       Total from investment operations                      2.07          1.14          1.81         (1.73)
                                                        ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                         --            --         (0.00) 3         --
                                                        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                          $   13.06     $   10.99     $    9.85     $    8.04
                                                        =========     =========     =========     =========

       Total return 4                                       18.84%        11.57%        22.70%       (17.78)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   1,873     $   1,979     $   2,070     $     175
    Ratio of expenses to average net assets                  2.55%         2.60%         2.60%         2.44% 5
    Ratio of net investment income (loss)
       to average net assets                                 0.05%        (0.31)%       (0.09)%       (0.06)% 5
    Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                    --          0.05%         0.09%         0.21% 5
  Portfolio turnover rate                                      50%           91%          126%          150%


--------------------------------------------------------------------------------
1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------
                                                          2005          2004          2003          2002 1
                                                        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                  $   10.95     $    9.81     $    8.00     $    9.77
                                                        ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss) 2                             0.01         (0.02)        (0.04)        (0.04)
  Net gain (loss) on investments and foreign currency
     related items (both realized and unrealized)            2.05          1.16          1.85         (1.73)
                                                        ---------     ---------     ---------     ---------
        Total from investment operations                     2.06          1.14          1.81         (1.77)
                                                        ---------     ---------     ---------     ---------
LESS DIVIDENDS
  Dividends from net investment income                         --            --         (0.00) 3         --
                                                        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                          $   13.01     $   10.95     $    9.81     $    8.00
                                                        =========     =========     =========     =========

        Total return 4                                      18.81%        11.62%        22.67%       (18.09)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   1,626     $   1,645     $     591     $     100
    Ratio of expenses to average net assets                  2.55%         2.60%         2.60%         2.53% 5
    Ratio of net investment income (loss)
        average net assets                                   0.05%        (0.31)%       (0.43)%       (0.49)% 5
    Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                   --          0.05%         0.09%         0.24% 5
  Portfolio turnover rate                                      50%           91%          126%          150%


--------------------------------------------------------------------------------
1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total return would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse International Focus Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the State of Maryland on October 24, 1997.

      The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans,
(2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"),
(3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005, the Fund had no open forward foreign currency contracts.

      I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's security lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements were $1,902,475, of which $1,533,547 was rebated to borrowers (brokers). The Fund retained $259,011 in income from the cash collateral investment, and SSB, as lending agent, was paid $109,917. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

      The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned were $2,484,644.

      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund (the Advisers"). CSAM U.K. and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan"), an affiliate of CSAM, was previously a sub-investment adviser to the Fund. As of December 3, 2004, CSAM Japan no longer serves as sub-investment adviser to the Fund.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $248,464.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $172,375.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets, and such fees are currently calculated at an annual rate of 0.50% of average daily net assets. For Class A shares the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares do not bear distribution fees.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $351,323, which is included in the Fund's transfer agent expense.

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $10,093 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $11,526 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

October 31, 2005 and during the year ended October 31, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $121,258,306 and $176,178,549, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common class shares, two billion are classified as Advisor class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:


                                                         COMMON CLASS
                                  ----------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2005               OCTOBER 31, 2004
                                  ----------------------------------------------------------
                                    SHARES         VALUE           SHARES          VALUE
                                  ----------    ------------    ------------    ------------
Shares sold                          777,388    $  9,517,270       4,944,280    $ 50,627,991
Shares issued in reinvestment
  of dividends                        97,757       1,183,831         169,392       1,793,859
Shares redeemed                   (4,673,136)    (57,396,751)     (8,482,036)    (88,357,766)
                                  ----------    ------------    ------------    ------------
Net decrease                      (3,797,991)   $(46,695,650)     (3,368,364)   $(35,935,916)
                                  ==========    ============    ============    ============

                                                        ADVISOR CLASS
                                  ----------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2005               OCTOBER 31, 2004
                                  ----------------------------------------------------------
                                    SHARES         VALUE           SHARES          VALUE
                                  ----------    ------------    ------------    ------------
Shares sold                          242,520    $  2,991,223       2,257,594    $ 23,687,226
Shares issued in reinvestment
  of dividends                         2,014          24,354          13,412         142,037
Shares redeemed                     (764,221)     (9,298,732)     (3,962,701)    (41,920,922)
                                  ----------    ------------    ------------    ------------
Net decrease                        (519,687)   $ (6,283,155)     (1,691,695)   $(18,091,659)
                                  ==========    ============    ============    ============


CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                           CLASS A
                                  ----------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2005               OCTOBER 31, 2004
                                  ----------------------------------------------------------
                                    SHARES         VALUE           SHARES          VALUE
                                  ----------    ------------    ------------    ------------
Shares sold                          237,951    $  2,906,025         569,555    $  5,861,142
Shares issued in reinvestment
  of dividends                         4,067          49,417           8,853          94,201
Shares redeemed                     (426,379)     (5,204,163)       (780,802)     (8,135,679)
                                  ----------    ------------    ------------    ------------
Net decrease                        (184,361)   $ (2,248,721)       (202,394)   $ (2,180,336)
                                  ==========    ============    ============    ============

                                                           CLASS B
                                  ----------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2005               OCTOBER 31, 2004
                                  ----------------------------------------------------------
                                    SHARES         VALUE           SHARES          VALUE
                                  ----------    ------------    ------------    ------------
Shares sold                           16,675    $    202,214          35,679    $    380,543
Shares issued in reinvestment
  of dividends                            --              --              --              --
Shares redeemed                      (53,329)       (638,339)        (65,731)       (693,416)
                                  ----------    ------------    ------------    ------------
Net decrease                         (36,654)   $   (436,125)        (30,052)   $   (312,873)
                                  ==========    ============    ============    ============

                                                           CLASS C
                                  ----------------------------------------------------------
                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2005               OCTOBER 31, 2004
                                  ----------------------------------------------------------
                                    SHARES         VALUE           SHARES          VALUE
                                  ----------    ------------    ------------    ------------
Shares sold                            9,936    $    118,492         137,496    $  1,418,177
Shares issued in reinvestment
  of dividends                            --              --              --              --
Shares redeemed                      (35,291)       (424,674)        (47,378)       (503,722)
                                  ----------    ------------    ------------    ------------
Net increase (decrease)              (25,355)   $   (306,182)         90,118    $    914,455
                                  ==========    ============    ============    ============


      Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund was as follows:

                              NUMBER OF              APPROXIMATE PERCENTAGE
                             SHAREHOLDERS            OF OUTSTANDING SHARES
                             ------------            ----------------------
      Common Class                2                           41%
      Advisor Class               1                           98%
      Class A                     3                           56%
      Class B                     1                           26%
      Class C                     1                           89%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended October 31, 2005 and 2004, respectively, by the Fund were as follows:

                                ORDINARY INCOME
                          ---------------------------
                             2005             2004
                          ----------       ----------
                          $1,302,425       $2,105,984

      The tax basis of components of distributable earnings differ from the amounts reflected in the statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and a market to market on forward contracts.

      As of October 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

      Undistributed net investment income                   $   2,178,967
      Accumulated net realized loss                          (101,517,136)
      Unrealized appreciation                                  51,173,115
                                                            -------------
                                                            $ (48,165,054)
                                                            =============

      At October 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                             EXPIRES OCTOBER 31,
         -----------------------------------------------------------
            2008             2009            2010            2011
         -----------      ----------      -----------     ----------
         $11,822,859      $3,026,176      $79,508,834     $7,159,267

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      During the tax year ended October 31, 2005, the Fund has utilized $25,994,693 of the capital loss carryforward.

      Included in the Fund's capital loss carryforwards which expire in 2008 and 2009 is $4,288,176 and $1,047,721 respectively, acquired in the Credit Suisse International Small Company Fund merger, which is subject to IRS limitations.

      Included in the Fund's capital loss carryforwards which expire in 2008 and 2009 is $7,534,683 and $760,036 respectively, acquired in the Credit Suisse International Equity Fund merger, which is subject to IRS limitations.

      Included in the Fund's capital loss carryforwards which expire in 2009 and 2010 is $1,218,419 and $827,416 respectively, acquired in the Credit Suisse International Fund merger, which is subject to IRS limitations

      Included in the Fund's capital loss carryforwards which expire in 2010 is $3,128,274, acquired in the Credit Suisse European Equity Fund merger, which is subject to IRS limitations

      As of October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows; $232,959,018, $53,551,159, $(2,374,371) and $51,176,788, respectively.

      At October 31, 2005, the Fund reclassified $228,374 from accumulated undistributed net investment income to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of losses deferred due to wash sales and capital loss carryforwards from fund acquisitions. Permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/(loss) and foreign capital gains tax.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse International Focus Fund, Inc.:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Focus Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE INTERNATIONAL FOCUS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                                 TERM                                        NUMBER OF
                                                 OF OFFICE 1                                 PORTFOLIOS IN
                                                 AND                                         FUND
                               POSITION(S)       LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH         OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND              SERVED        PAST FIVE YEARS               DIRECTOR        HELD BY DIRECTOR
-----------------------        -------------     -----------   -------------------------     --------------  ----------------------
INDEPENDENT DIRECTORS

Enrique Arzac                  Director,         Since         Professor of Finance          47              Director of The
c/o Credit Suisse Asset        Nominating        2005          and Economics,                                Adams Express
Management, LLC                Committee                       Graduate School of                            Company (a closed
Attn: General Counsel          Member                          Business, Columbia                            -end investment
466 Lexington Avenue           and Audit                       University since 1971.                        company); Director
New York, New York             Committee                                                                     of Petroleum and
10017-3140                     Chairman                                                                      Resources Corporation
                                                                                                             (a closed- end
Date of Birth: 02/10/41                                                                                      investment company)

Richard H. Francis             Director,         Since         Currently retired             41              None
c/o Credit Suisse Asset        Nominating        1999
Management, LLC                and Audit
Attn: General Counsel          Committee
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten              Director,         Since         The Juan Trippe               40              Director of
Box 208200                     Nominating        1998 2        Professor in the Practice                     Aetna, Inc.
New Haven, Connecticut         and Audit                       of International Trade,                       (insurance company);
06520-8200                     Committee                       Finance and Business from                     Director of
                               Member                          July 2005 to present; Partner                 CarMax Group
Date of Birth: 10/29/46                                        and Chairman of Garten                        (used car
                                                               Rothkopf (consulting firm)                    dealers)
                                                               from October 2005 to
                                                               to present; Dean of Yale
                                                               School of Management
                                                               from November 1995 to
                                                               June 2005.

Peter F. Krogh                 Director,         Since         Dean Emeritus and             40              Director
301 ICC                        Nominating        2001          Distinguished Professor                       of Carlisle
Georgetown University          and Audit                       of International Affairs                      Companies
Washington, DC 20057           Committee                       at the Edmund A. Walsh                        Incorporated
                               Member                          School of Foreign Service,                    (diversified
Date of Birth: 02/11/37                                        Georgetown University                         manufacturing
                                                               from June 1995 to present.                    company)

_____________
1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently reappointed on December 21, 2000.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                 TERM                                        NUMBER OF
                                                 OF OFFICE 1                                 PORTFOLIOS IN
                                                 AND                                         FUND
                               POSITION(S)       LENGTH        PRINCIPAL                     COMPLEX         OTHER
NAME, ADDRESS AND              HELD WITH         OF TIME       OCCUPATION(S) DURING          OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                  FUND              SERVED        PAST FIVE YEARS               DIRECTOR        HELD BY DIRECTOR
-----------------------        -------------     -----------   -------------------------     --------------  ---------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.           Director,         Since         Currently retired             42              Director of
c/o Credit Suisse Asset        Nominating        1999                                                        Education
Management, LLC                and Audit                                                                     Management
Attn: General Counsel          Committee                                                                     Corp.
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport            Chairman          Director      Partner of Lehigh             46              Director of
Lehigh Court, LLC              of the            since         Court, LLC and RZ                             Presstek, Inc.
40 East 52nd Street            Board             1999          Capital (private                              (digital imaging
New York, New York             of Directors,     and           investment firms)                             technologies
10022                          Nominating        Chairman      from July 2002 to                             company); Director
                               Committee         since         present; Transition                           of Wood Resources,
Date of Birth: 07/10/48        Chairman          2005          Adviser to SunGard                            LLC. (plywood
                               and Audit                       Securities Finance,                           manufacturing
                               Committee                       Inc. from February                            company)
                               Member                          2002 to July 2002;
                                                               President of SunGard
                                                               Securities Finance, Inc.
                                                               from 2001 to February
                                                               2002; President of
                                                               Loanet, Inc. (on-line
                                                               accounting service)
                                                               from 1997 to 2001.

INTERESTED DIRECTORS

Michael E. Kenneally 3,4       Director          Since         Chairman and Global           40              None
c/o Credit Suisse Asset                          2004          Chief Executive Officer
Management, LLC                                                of CSAM from 2003;
Attn: General Counsel                                          to July 2005; Chairman
466 Lexington Avenue                                           and Chief Investment
New York, New York                                             Officer of Banc of
10017-3140                                                     America Capital
                                                               Management from
Date of Birth: 03/30/54                                        1998 to March 2003.


_____________
3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer the Fund. Michael E. and President of Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                 TERM OF
                                                 OFFICE 1 AND
                               POSITION(S)       LENGTH
NAME, ADDRESS AND              HELD WITH         OF TIME
DATE OF BIRTH                  FUND              SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------        --------------    ------------  ------------------------------------------------------------
OFFICERS

Steven B. Plump 4              Chief             Since         Managing Director; Associated with CSAM or its
Credit Suisse Asset            Executive         2005          predecessor since 1995; Officer of other
Management, LLC                Officer and                     Credit Suisse Funds
466 Lexington Avenue           President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro           Chief             Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset            Financial         1999          Associated with CSAM or its predecessor since 1984;
Management, LLC                Officer and                     Officer of other Credit Suisse Funds
466 Lexington Avenue           Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                 Chief             Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset            Compliance        2004          Associated with CSAM since July 2000; Vice President
Management, LLC                Officer                         and Director of Compliance of Forstmann-Leff Associates
466 Lexington Avenue                                           from 1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                     Chief Legal       Since         Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset            Officer           2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                                LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                           Counsel of the SEC Division of Investment Management
New York, New York                                             from June 1997 to September 2000; Officer of other
10017-3140                                                     Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                   Vice President    Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset            and Secretary     2004          Associated with CSAM since July 2003; Associated with the
Management, LLC                                                law firm of Willkie Farr & Gallagher LLP from 1998 to 2003;
466 Lexington Avenue                                           Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                   Assistant         Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset            Treasurer         2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_____________
4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Michael E. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      For the fiscal year ended October 31, 2005, the Fund designates approximately $1,302,425, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2005, complete information will be reported in conjunction with Form 1099-DIV.

      For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CEDIT SUISSE INTERNATIONAL FOCUS FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874  o  WWW.CSAM.COM/US                             SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        INT-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $39,715                                $27,922
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $46,538                                $33,511
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2004 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006